SCHEDULE V-VALUATION AND QUALIFYING ACCOUNTS (Details) (Allowance for uncollectible reinsurance, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for uncollectible reinsurance
Allowance for uncollectible reinsurance
Balance at beginning of period	$ 26,404	$ 26,900	$ 29,620
Amounts charged to expense	0		(1,865)
Amounts recovered (written off)	0	(496)	(855)
Balance at end of period	$ 26,404	$ 26,404	$ 26,900